Offerings - Offering: 1	Dec. 11, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 24,784,793.78
Amount of Registration Fee	$ 3,794.55
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $3,794.55 was paid in connection with the filing of the Schedule TO-I by Peachtree Alternative Strategies Fund (File No. 005-89754) on July 16, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.